Borrowings - Summary of Borrowings (Details)	Jun. 30, 2022 AUD ($)	Jun. 30, 2022 CAD ($)	Jun. 30, 2021 AUD ($)	Jun. 30, 2021 CAD ($)
Disclosure of detailed information about borrowings [abstract]
Secured bank loans, Current	$ 1,300,037		$ 110,752
Secured bank loans, Non-Current	50,563,095		5,297,180
Secured bank loans, Total	51,863,132		5,407,932
Total secured borrowings, Current	1,300,037		110,752
Total secured borrowings, Non-Current	50,563,095		5,297,180
Total secured borrowings	51,863,132		5,407,932
Unsecured other loans, Current	174,053		166,308
Unsecured other loans, Non-Current	1,589,357		689,385
Unsecured other loans, Total	1,763,410		855,693
Total unsecured borrowings, Current	174,053		166,308
Total unsecured borrowings, Non-Current	1,589,357		689,385
Total unsecured borrowings	1,763,410		855,693
Total borrowings, Current	1,474,090		277,060
Total borrowings, Non-Current	52,152,452		5,986,565
Total borrowings	$ 53,626,542	$ 13,376	$ 6,263,625	$ 1,919